Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessor [abstract]
Disclosure of lease receivables

	2023			2022
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present Value
	£m	£m	£m	£m	£m	£m
Lease receivables:
No later than one year	238	(27)	211	211	(24)	187
One to two years	231	(24)	207	214	(26)	188
Two to three years	113	(15)	98	207	(21)	186
Three to four years	116	(13)	103	117	(16)	101
Four to five years	65	(12)	53	100	(13)	87
Later than one year and no later than five years	525	(64)	461	638	(76)	562
Later than five years	311	(28)	283	457	(50)	407
At 31 Dec	1,074	(119)	955	1,306	(150)	1,156